Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Property, plant and equipment (Note G)	$ 40,124	$ 40,289
Less: Accumulated depreciation (Note G)	26,241	26,193
Property, plant and equipment - net (Note G)	13,883	14,096
Land and land improvements
Property, Plant and Equipment
Property, plant and equipment (Note G)	786	777
Buildings and building improvements
Property, Plant and Equipment
Property, plant and equipment (Note G)	9,531	9,414
Plant, laboratory and office equipment
Property, Plant and Equipment
Property, plant and equipment (Note G)	26,843	26,676
Plant and other property
Property, Plant and Equipment
Property, plant and equipment (Note G)	37,160	36,867
Less: Accumulated depreciation (Note G)	24,703	24,435
Property, plant and equipment - net (Note G)	12,457	12,432
Rental machines
Property, Plant and Equipment
Property, plant and equipment (Note G)	2,964	3,422
Less: Accumulated depreciation (Note G)	1,538	1,758
Property, plant and equipment - net (Note G)	$ 1,426	$ 1,665